Long-term investments - Preliminary Allocation of the Assets Acquired and Liabilities Assumed (Detail) - Deerfield SponsorCo $ in Thousands	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Working capital	$ (10,808)
Property, plant and equipment	328,371
Construction loan	(261,952)
Asset retirement obligation	(2,092)
Deferred revenue	(1,156)
Deferred tax liability	(1,470)
Net assets acquired	50,893
Cash and cash equivalent	3,107
Net assets acquired, net of cash and cash equivalent	$ 47,786